SHORT TERM AND LONG TERM DEBT (Short-Term Loan from Related Party) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
DSS Note issued			$ 150,000
DSS Note, repayment amount		150,000
Interest expense		228,139	259,142
Short-term Debt [Member] | Bzdick Properties Limited Liability Company [Member] | Related Party [Member]
Debt Instrument [Line Items]
DSS Note issued	150,000
Debt interest rate	9.50%
Debt instrument, maturity date	Mar. 31, 2012
DSS Note, repayment amount	150,000
Interest expense		$ 3,240	$ 5,973